Other Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Summary of Detailed Information About Other Income and Expenses

	2023	2022
Integration and restructuring related costs	49	46
Foreign exchange loss, net of related derivatives	91	31
Earnings of equity-accounted investees	(101)	(247)
Bad debt expense	55	12
COVID-19 related expenses	‐	8
Gain on disposal of investment	‐	(19)
Project feasibility costs	86	79
Customer prepayment costs	47	42
Legal expenses	34	21
Consulting expenses	21	29
Employee special recognition award	‐	61
Loss on Blue Chip Swaps	92	‐
ARO/ERL expense for non-operating sites (Note 22)	152	‐
Gain on amendments to other post-retirement pension plans	(80)	‐
Other expenses	102	141
	548	204